TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current payables [abstract]
Schedule of Trade and Other Payables
	December 31, 2019 US$’000	December 31, 2018 US$’000
Trade payables	7,833	8,116
Payroll taxes	519	448
Employee related social insurance	170	154
Accrued liabilities	8,133	7,878
Deferred income	292	312

	16,947	16,908